Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	16.00%	11.30%	2.30%	18.90%
Income tax (expense)/benefit	$ 8.5	$ 2.5	$ 3.6	$ (5.3)
Deferred tax benefit, economic transition adjustment					$ 23.5
Pillar 2 top-up tax charge					$ 21.4
Release of discrete benefit			$ 21.4